GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 16,270
Additions through acquisition	13,200
Impairment losses	1,596	$ 5,833	$ 4,624
Balance at end of year	51,343	16,270
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	221,906	247,075
Additions	10,863	1,887
Additions through acquisition	27,066
Disposals or retirements	(70)	(27,079)
Reclassification		0
Exchange adjustments		23
Balance at end of year	259,765	221,906	247,075
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	16,270
Balance at end of year	51,343	16,270
Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(205,636)	(211,806)
Charge for the year	(1,190)	(946)
Disposals or retirements		12,956
Impairment losses	(1,596)	(5,833)
Exchange adjustments		(7)
Balance at end of year	(208,422)	(205,636)	(211,806)
Goodwill [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	66,645	79,182
Additions	0	0
Additions through acquisition	13,839
Disposals or retirements	0	(12,591)
Reclassification		54
Exchange adjustments		0
Balance at end of year	80,484	66,645	79,182
Goodwill [member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	0
Balance at end of year	13,839	0
Goodwill [member] | Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(66,645)	(66,645)
Charge for the year	0	0
Disposals or retirements		0
Impairment losses	0	0
Exchange adjustments		0
Balance at end of year	(66,645)	(66,645)	(66,645)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	127,365	125,584
Additions	8,582	1,758
Additions through acquisition	122
Disposals or retirements	(70)	0
Reclassification		0
Exchange adjustments		23
Balance at end of year	135,999	127,365	125,584
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	15,103
Balance at end of year	20,951	15,103
Development cost [Member] | Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(112,262)	(108,576)
Charge for the year	(1,190)	(753)
Disposals or retirements		0
Impairment losses	(1,596)	(2,926)
Exchange adjustments		(7)
Balance at end of year	(115,048)	(112,262)	(108,576)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	8,694	8,729
Additions	1	19
Additions through acquisition	0
Disposals or retirements	0	0
Reclassification		(54)
Exchange adjustments		0
Balance at end of year	8,695	8,694	8,729
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	145
Balance at end of year	146	145
Patents and licences [Member] | Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(8,549)	(8,570)
Charge for the year	0	30
Disposals or retirements		0
Impairment losses	0	(9)
Exchange adjustments		0
Balance at end of year	(8,549)	(8,549)	(8,570)
Technology based intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	0	0
Additions	0	0
Additions through acquisition	13,105
Disposals or retirements	0	0
Reclassification		0
Exchange adjustments		0
Balance at end of year	13,105	0	0
Technology based intangibles [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	0
Balance at end of year	13,105	0
Technology based intangibles [Member] | Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	0	0
Charge for the year	0	0
Disposals or retirements		0
Impairment losses	0	0
Exchange adjustments		0
Balance at end of year	0	0	0
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	19,202	33,580
Additions	2,280	110
Additions through acquisition	0
Disposals or retirements	0	(14,488)
Reclassification		0
Exchange adjustments		0
Balance at end of year	21,482	19,202	33,580
Other [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	1,022
Balance at end of year	3,302	1,022
Other [Member] | Accumulated depreciation and impairment losses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(18,180)	(28,015)
Charge for the year	0	(223)
Disposals or retirements		12,956
Impairment losses	0	(2,898)
Exchange adjustments		0
Balance at end of year	$ (18,180)	$ (18,180)	$ (28,015)